UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
Title:  Director of Operations
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Jodi L. Layman                 St. Louis, MO                      11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      295,215
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AK Steel Holdings Corporation  COM            001547108     7867   569690 SH       SOLE                 569690      0    0
AM Castle & Co                 COM            148411101     9203   694575 SH       SOLE                 694575      0    0
Aircastle Ltd                  COM            g0129k104     8007   944260 SH       SOLE                 944260      0    0
Allied Wld Assurance Co Hldgs  COM            G0219G203     9821   173540 SH       SOLE                 173540      0    0
AmeriServ Financial Inc        COM            03074a102     1438   861016 SH       SOLE                 861016      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107    11263   324200 SH       SOLE                 324200      0    0
ArvinMeritor Inc               COM            043353101     8901   572760 SH       SOLE                 572760      0    0
Brown Shoe Company             COM            115736100     5856   510510 SH       SOLE                 510510      0    0
Bunge Ltd                      COM            g16962105     7377   124695 SH       SOLE                 124695      0    0
CNA Financial Corp             COM            126117100    10859   387970 SH       SOLE                 387970      0    0
Cabela's Inc                   COM            126804301     2989   157492 SH       SOLE                 157492      0    0
Celestica Inc                  COM            15101q108     4462   529258 SH       SOLE                 529258      0    0
Charming Shoppes Inc           COM            161133103    10201  2898040 SH       SOLE                2898040      0    0
Chiquita Brands Intl Inc       COM            170032809    10931   825611 SH       SOLE                 825611      0    0
Dean Foods Company             COM            242370104     5425   531300 SH       SOLE                 531300      0    0
Flexsteel Industries Inc       COM            339382103     4824   314448 SH       SOLE                 314448      0    0
Furniture Brands Intl Inc      COM            360921100     7455  1385766 SH       SOLE                1385766      0    0
General Cable Corporation      COM            369300108     4753   175260 SH       SOLE                 175260      0    0
Global Industries Ltd          COM            379336100    10689  1954175 SH       SOLE                1954175      0    0
Goodyear Tire & Rubber Co      COM            382550101     8713   810500 SH       SOLE                 810500      0    0
Group 1 Automotive Inc         COM            398905109     9084   304015 SH       SOLE                 304015      0    0
Mirant Corporation             COM            60467r100     4535   455310 SH       SOLE                 455310      0    0
Navigators Group Inc           COM            638904102     7635   171073 SH       SOLE                 171073      0    0
Navistar Intl Corp             COM            63934E108     9167   210055 SH       SOLE                 210055      0    0
OfficeMax Incorporated         COM            67622p101     9441   721270 SH       SOLE                 721270      0    0
Overseas Shipholding Group Inc COM            690368105     5530   161145 SH       SOLE                 161145      0    0
PMA Capital Corp               COM            693419202    10969  1454783 SH       SOLE                1454783      0    0
PolyOne Corporation            COM            73179p106     8741   723008 SH       SOLE                 723008      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     7600   241050 SH       SOLE                 241050      0    0
SUPERVALU INC                  COM            868536103    10161   881280 SH       SOLE                 881280      0    0
Sanmina-SCI Corp               COM            800907206     6261   518296 SH       SOLE                 518296      0    0
Sonic Automotive Inc           COM            83545g102     6487   659950 SH       SOLE                 659950      0    0
Star Bulk Carriers Corp        COM            y8162k105     7139  2505082 SH       SOLE                2505082      0    0
Stewart Information Services C COM            860372101     9318   823167 SH       SOLE                 823167      0    0
Tesoro Corporation             COM            881609101     7852   587722 SH       SOLE                 587722      0    0
Union Drilling Inc             COM            90653p105     4680  1044728 SH       SOLE                1044728      0    0
United Rentals Inc             COM            911363109    12126   817120 SH       SOLE                 817120      0    0
Valero Energy Corp             COM            91913y100     5641   322137 SH       SOLE                 322137      0    0
Virco Mfg Corp                 COM            927651109     1814   650056 SH       SOLE                 650056      0    0


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